Note 17 - Impairment of Non-current Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
17.
IMPAIRMENT OF NON-CURRENT ASSETS

The Company did
not
identify any indicators of potential impairment or impairment reversal on its non-current assets and CGUs during the year ended
December
31,
2020.

During the year ended
December 31, 2019,
the Company determined that the La Encantada mine had an indicator of potential impairment on its non-current assets due to a decrease in economics of the roaster project and mine plan. Based on the Company's assessment in
2019,
the Company concluded that the La Encantada mine had estimated recoverable value, based on its FVLCD, below its carrying value and impairment charge was required:

Year Ended December 31, 2019
Impairment of non-current assets	$58,739
Deferred income tax recovery	(6,300)
Impairment of non-current assets, net of tax	$52,439

The impairment charge recognized for the year ended
December 31, 2019
in respect of La Encantada was allocated as follows:

	Mining interests
	Producing	Exploration	Right of use assets	Property, plant and equipment	Total
La Encantada Silver Mine	$22,602	$1,061	$6,302	$28,774	$58,739

Recoverable values are determined based on fair market value of the asset and estimated using internal discounted cash flow economic models projected using management's best estimate of recoverable mineral reserves and resources, future operating costs, capital expenditures and long-term foreign exchange rates.

Metal price assumptions used to determine the recoverable amounts for the year ended
December 31, 2019
are summarized in the following table:

	December 31, 2019
	2020-2023
Commodity Prices	Average	Long-term
Silver (per ounce)	$18.84	$19.50
Gold (per ounce)	$1,536	$1,416

A discount rate of
4.5%,
equivalent to the Company's weighted average cost of capital for the year ended
December 31, 2019
was used to determine FVLCD based on an internal discounted cash flow economic model.

The internal discounted cash flow economic model used to determine FVLCD is significantly affected by changes in key assumptions for future metal prices, Reserve and Resource levels and recovery rates. Management's estimate of FVLCD is classified as level
3
in the fair value hierarchy. There was
no
material change in the valuation techniques utilized to determine FVLCD in the year ended
December
31,
2020.